Operating Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Operating revenue
18. Operating revenue

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Brokerage income
-Life and health insurance business	1,166,118	2,170,767	1,046,469
-Property and casualty insurance business	49,316	61,486	62,183

Brokerage income subtotal	1,215,434	2,232,253	1,108,652

Other income	4,788	12,763	49,256

Total operating revenue	1,220,222	2,245,016	1,157,908